Filed Pursuant to Rule 497(c)
1933 Act File No. 033-62298
1940 Act File No. 811-10401

PERFORMANCE TRUST MUNICIPAL BOND FUND

On behalf of Performance Trust Municipal Bond Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 29, 2011, to the Prospectus for the Performance Trust Municipal Bond Fund, which was filed pursuant to Rule 497(c) on July 1, 2011.  The purpose of this filing is to submit the 497(c) filing dated June 29, 2011 in XBRL for the Performance Trust Municipal Bond Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE